Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 394,382	$ 8,557,477	$ 8,951,859
Canada Projects [Member] | Rook I [Member]
Total	$ 394,382	$ 8,557,477	$ 8,951,859